Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial investments	R$ 1,677,873	R$ 2,433,385
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Financial investments	289,909	262,465
Banco Itau S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	403,732	366,906
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	578,752	524,791
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	404,363	367,361
Bancodobrasilsa One [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 1,117	R$ 911,862